UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	10/31/16

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Diversified International Fund

Dreyfus Global Infrastructure Fund

Dreyfus Global Real Estate Securities Fund

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Diversified International Fund

ANNUAL REPORT October 31, 2016

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E    F U N D

F O R    M O R E    I N F O R M AT I O N

Back Cover

Dreyfus Diversified International Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Diversified International Fund, covering the 12-month period from November 1, 2015 through October 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds generally advanced over the reporting period in the midst of heightened market volatility stemming from various global economic developments. Toward the end of 2015, investor sentiment deteriorated amid sluggish global economic growth, falling commodity prices, and the first increase in short-term U.S. interest rates in nearly a decade. These worries sparked sharp stock market declines in January 2016, but equities began to rally in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies further, and commodity prices began to rebound. Stocks generally continued to climb through the summer, driving several broad measures of U.S. stock market performance to record highs in July and August before moderating as a result of uncertainty regarding U.S. elections and potential rate hikes. In the bond market, yields of high-quality sovereign bonds generally moved lower and their prices increased in response to robust investor demand for current income in a low interest rate environment.

The outcome of the U.S. presidential election and ongoing global economic headwinds suggest that uncertainty will persist in the financial markets over the foreseeable future. Some asset classes and industry groups may benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
November 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2015 through October 31, 2016, as provided by Jeffrey M. Mortimer, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2016, Dreyfus Diversified International Fund’s Class A shares produced a total return of -2.08%, Class C shares returned -2.78%, Class I shares returned -1.77%, and Class Y shares returned -1.71%.1 This compares with a -3.23% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE® Index”), during the same period.2

International equities ended the reporting period with moderately negative returns, on average, amid heightened market volatility. The fund outperformed its benchmark, mainly due to a robustly positive contribution from International Stock Fund.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation or its affiliates, referred to as underlying funds, that invest primarily in stocks issued by foreign companies. The underlying funds are selected by the portfolio managers based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors. The portfolio managers will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market conditions. As of October 31, 2016, the fund’s market value was allocated as follows:

Underlying Funds        %

International Stock Fund        30.8%

Dreyfus/Newton International Equity Fund      29.4%

Dreyfus International Equity Fund       30.3%

Dreyfus Emerging Markets Fund       2.9%

Dreyfus International Small Cap Fund       6.6%

Volatility Buffeted International Equity Markets

International stocks moved lower during the final months of 2015 under pressure from weakening commodity prices and disappointment over recent central banking strategies in Europe. Investor sentiment turned more sharply negative in January 2016 in response to further deterioration in commodity prices, disappointing economic data in China, and worries that higher short-term rates in the United States might weigh on global economic activity.

International stocks began a dramatic recovery in mid-February when investors responded positively to encouraging European and U.S. economic data, rebounding commodity prices, a new round of monetary easing in Europe, and indications that U.S. monetary policymakers would delay additional rate hikes. The markets endured another bout of volatility in June when the United Kingdom voted to leave the European Union. Most international equity markets quickly rebounded, and the MSCI EAFE® Index recouped most, but not all, of its previous losses over the summer. However, in October, uncertainty surrounding the outcome of upcoming U.S. elections caused international stocks to lose additional ground.

In this environment, the various economic sectors that comprise the MSCI EAFE Index produced widely disparate results, with the materials sector producing a double-digit positive return and the

3

DISCUSSION OF FUND PERFORMANCE (continued)

health care sector posting a double-digit decline. In addition, the emerging markets, which are not represented in the benchmark, advanced strongly over the reporting period.

Investors Favored Traditionally Defensive Market Sectors

While we are never satisfied with negative absolute returns, the fund’s diversified approach and generally cautious investment posture enabled it to cushion the impact of the international equity markets’ volatility. International Stock Fund proved particularly effective in bolstering the fund’s performance compared to the MSCI EAFE Index. The underlying mutual fund’s substantially underweighted exposure to financial stocks enabled it to avoid much of the sector’s weakness, and overweighted positions in the energy, materials, and information technology sectors helped it achieve a solidly positive return for the reporting period overall. To a lesser degree, Dreyfus Emerging Markets Fund also helped support the fund’s relative results, as did Dreyfus International Small Cap Fund.

On the other hand, Dreyfus International Equity Fund underperformed the MSCI EAFE Index due to its overweighting in struggling financial and health care stocks. In addition, Dreyfus/Newton International Equity Fund lagged market averages as a result of overweighted exposure to the health care sector and relatively light positions in the stronger-performing energy and materials sectors.

We made several changes to the fund’s allocations in February 2016. We added Dreyfus International Small Cap Fund to the fund’s portfolio to broaden its market-capitalization exposure, and we reduced the fund’s allocations to its three underlying large-cap equity funds to fund the new position.

A More Uncertain Outlook

On one hand, firming wages, positive consumer trends, restrained inflation, accommodative monetary policies, and attractive equity valuations seem to portend well for international equity markets. On the other hand, questions surrounding the future foreign policies and trade policies of a new U.S. government administration have created a more uncertain outlook for interest rates, currency exchange rates, and global financial markets. Therefore, as of the end of the reporting period, we intend to maintain the fund’s focus on underlying mutual funds with relatively defensive investment postures. Moreover, the fund’s diversified nature may help it navigate market turbulence until the implications of the U.S. political transition become clearer.

November 15, 2016

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.

Small and midsized companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger, more established companies.

The shares of smaller companies tend to trade less frequently than those of larger, more established companies.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the portfolio managers to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Each underlying fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are higher in emerging market countries.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation through March 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Diversified International Fund Class A shares, Class C shares, Class I shares and Class Y shares and the Morgan Stanley Capital International Europe, Australasia, Far East Index

† Source: Lipper Inc.

†† The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class I shares for the period prior to 10/1/15 (the inception date for Class Y shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and Class Y shares of Dreyfus Diversified International Fund on 12/18/07 (inception date) to a $10,000 investment made in the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (continued)

Average Annual Total Returns as of 10/31/16
	Inception	1 Year	5 Years		From
	Date				Inception
Class A shares
with maximum sales charge (5.75%)	12/18/07	-7.75%	3.36%		-0.57%
without sales charge	12/18/07	-2.08%	4.59%		0.10%
Class C shares
with applicable redemption charge †	12/18/07	-3.75%	3.82%		-0.65%
without redemption	12/18/07	-2.78%	3.82%		-0.65%
Class I shares	12/18/07	-1.77%	4.95%		0.36%
Class Y shares	10/1/15	-1.71%	4.94%	††	0.36%	††
Morgan Stanley Capital International
Europe, Australasia, Far East Index	12/31/07	-3.23%	4.99%		-0.50%	†††

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class I shares for the period prior to 10/1/15 (the inception date for Class Y shares).

††† For comparative purposes, the value of the Index as of 12/31/07 is used as the beginning value on 12/18/07.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Diversified International Fund from May 1, 2016 to October 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$1.93	$5.72	$.20	$.15
Ending value (after expenses)	$1,015.80	$1,012.10	$1,017.70	$1,018.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$1.93	$5.74	$.20	$.15
Ending value (after expenses)	$1,023.23	$1,019.46	$1,024.94	$1,024.99

† Expenses are equal to the fund’s annualized expense ratio of .38% for Class A, 1.13% for Class C, .04% for Class I and .03% for Class Y, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS

October 31, 2016

Registered Investment Companies - 98.6%	Shares		Value ($)
Foreign Equity - 98.6%
Dreyfus Emerging Markets Fund, Cl. Y	2,560,084	[a]	23,706,377
Dreyfus International Equity Fund, Cl. Y	7,590,982	[a,b]	249,591,479
Dreyfus International Small Cap Fund, Cl. Y	4,114,304	[a,c]	54,185,388
Dreyfus/Newton International Equity Fund, Cl. Y	13,382,458	[a,b]	241,954,844
International Stock Fund, Cl. Y	16,622,690	[a,b]	253,828,476

Total Investments (cost $736,228,066)	98.6%		823,266,564
Cash and Receivables (Net)	1.4%		11,942,123
Net Assets	100.0%		835,208,687

a Investment in affiliated mutual fund.

b The fund’s investment in the Dreyfus International Equity Fund, Dreyfus/Newton International Equity Fund and the International Stock Fund represents 29.9%, 29.0%, and 30.4%, respectively, of the fund’s net assets. All three funds seek to provide long-term capital appreciation.

c Non-income producing security.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	98.6

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments	736,228,066	823,266,564
Cash		12,379,427
Receivable for investment securities sold		175,423
Receivable for shares of Common Stock subscribed		93,300
Prepaid expenses		42,462
		835,957,176
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		156
Payable for shares of Common Stock redeemed		614,880
Accrued expenses		133,453
		748,489
Net Assets ($)		835,208,687
Composition of Net Assets ($):
Paid-in capital		770,969,190
Accumulated distributions in excess of investment income—net		(131,155)
Accumulated net realized gain (loss) on investments		(22,667,846)
Accumulated net unrealized appreciation (depreciation) on investments		87,038,498
Net Assets ($)		835,208,687

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	10,777,917	130,348	12,802,219	811,498,203
Shares Outstanding	987,711	12,004	1,170,149	74,205,727
Net Asset Value Per Share ($)	10.91	10.86	10.94	10.94

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Year Ended October 31, 2016

Investment Income ($):
Income:
Cash dividends from affiliated issuers	8,727,406
Expenses:
Shareholder servicing costs—Note 3(c)	191,563
Registration fees	97,565
Professional fees	75,926
Directors’ fees and expenses—Note 3(d)	64,074
Prospectus and shareholders’ reports	14,554
Loan commitment fees—Note 2	13,823
Custodian fees—Note 3(c)	6,073
Distribution fees—Note 3(b)	1,123
Interest expense—Note 2	527
Miscellaneous	21,816
Total Expenses	487,044
Less—reduction in expenses due to undertaking—Note 3(a)	(159,172)
Less—reduction in fees due to earnings credits—Note 3(c)	(116)
Net Expenses	327,756
Investment Income—Net	8,399,650
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	(8,123,192)
Net unrealized appreciation (depreciation) on investments:
Affiliated issuers	(1,478,478)
Net Realized and Unrealized Gain (Loss) on Investments	(9,601,670)
Net (Decrease) in Net Assets Resulting from Operations	(1,202,020)

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2016	2015[a]
Operations ($):
Investment income—net	8,399,650	13,236,699
Net realized gain (loss) on investments	(8,123,192)	11,029,908
Net unrealized appreciation (depreciation) on investments	(1,478,478)	(28,890,932)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,202,020)	(4,624,325)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(84,254)	(203,555)
Class C	-	(2,246)
Class I	(8,417,162)	(13,606,359)
Class Y	(12)	-
Total Dividends	(8,501,428)	(13,812,160)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	2,668,791	3,023,526
Class C	39,000	33,166
Class I	205,878,714	204,552,851
Class Y	860,410,664	1,000
Dividends reinvested:
Class A	83,750	202,493
Class C	-	2,246
Class I	1,335,589	2,074,762
Cost of shares redeemed:
Class A	(2,882,025)	(3,057,213)
Class C	(46,832)	(101,482)
Class I	(822,911,508)	(135,273,133)
Class Y	(126,246,476)	-
Increase (Decrease) in Net Assets from Capital Stock Transactions	118,329,667	71,458,216
Total Increase (Decrease) in Net Assets	108,626,219	53,021,731
Net Assets ($):
Beginning of Period	726,582,468	673,560,737
End of Period	835,208,687	726,582,468
Distributions in excess of investment income—net	(131,155)	(29,377)

11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended October 31,
	2016	2015[a]
Capital Share Transactions (Shares):
Class A
Shares sold	250,229	264,325
Shares issued for dividends reinvested	7,719	18,493
Shares redeemed	(270,329)	(269,653)
Net Increase (Decrease) in Shares Outstanding	(12,381)	13,165
Class C
Shares sold	3,914	2,835
Shares issued for dividends reinvested	-	205
Shares redeemed	(4,317)	(9,012)
Net Increase (Decrease) in Shares Outstanding	(403)	(5,972)
Class Ib
Shares sold	19,964,744	18,175,800
Shares issued for dividends reinvested	123,096	189,476
Shares redeemed	(82,395,681)	(11,933,241)
Net Increase (Decrease) in Shares Outstanding	(62,307,841)	6,432,035
Class Yb
Shares sold	85,980,379	95
Shares redeemed	(11,774,747)	-
Net Increase (Decrease) in Shares Outstanding	74,205,632	95

[a]Effective October 1, 2015, the fund commenced offering Class Y shares.
[b]During the period ended October 31, 2016, 75,872,879 Class I shares representing $753,669,788 were exchanged for 75,950,002 Class Y shares.
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended October 31,
Class A Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.23	11.57	11.69	9.78	9.38
Investment Operations:
Investment income—net[a]	.09	.19	.11	.17	.16
Net realized and unrealized gain (loss) on investments	(.32)	(.33)	(.09)	1.89	.42
Total from Investment Operations	(.23)	(.14)	.02	2.06	.58
Distributions:
Dividends from investment income—net	(.09)	(.20)	(.14)	(.15)	(.18)
Net asset value, end of period	10.91	11.23	11.57	11.69	9.78
Total Return (%)[b]	(2.08)	(1.15)	.20	21.29	6.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	1.78	1.57	.97	.40	.41
Ratio of net expenses to average net assets[c]	.39	.40	.34	.34	.41
Ratio of net investment income to average net assets[c]	.84	1.64	.95	1.64	1.70
Portfolio Turnover Rate	11.12	18.00	9.48	10.28	30.63
Net Assets, end of period ($ x 1,000)	10,778	11,228	11,418	8,702	8,675

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class C Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.17	11.51	11.65	9.69	9.35
Investment Operations:
Investment income (loss)—net[a]	(.01)	.12	.05	.05	.17
Net realized and unrealized gain (loss) on investments	(.30)	(.34)	(.11)	1.92	.34
Total from Investment Operations	(.31)	(.22)	(.06)	1.97	.51
Distributions:
Dividends from investment income—net	-	(.12)	(.08)	(.01)	(.17)
Net asset value, end of period	10.86	11.17	11.51	11.65	9.69
Total Return (%)[b]	(2.78)	(1.87)	(.54)	20.33	5.65
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	1.59	1.48	1.45	1.63	1.47
Ratio of net expenses to average net assets[c]	1.14	1.15	1.09	1.10	1.17
Ratio of net investment income (loss) to average net assets[c]	(.05)	1.02	.46	.47	1.71
Portfolio Turnover Rate	11.12	18.00	9.48	10.28	30.63
Net Assets, end of period ($ x 1,000)	130	139	212	186	116

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

14

	Year Ended October 31,
Class I Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.27	11.60	11.72	9.81	9.39
Investment Operations:
Investment income—net[a]	.41	.22	.15	.21	.18
Net realized and unrealized gain (loss) on investments	(.61)	(.31)	(.09)	1.89	.44
Total from Investment Operations	(.20)	(.09)	.06	2.10	.62
Distributions:
Dividends from investment income—net	(.13)	(.24)	(.18)	(.19)	(.20)
Net asset value, end of period	10.94	11.27	11.60	11.72	9.81
Total Return (%)	(1.77)	(.75)	.46	21.69	6.82
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[b]	.05	.03	.04	.04	.06
Ratio of net expenses to average net assets[b]	.04	.03	.04	.04	.06
Ratio of net investment income to average net assets[b]	3.76	1.96	1.24	1.94	1.91
Portfolio Turnover Rate	11.12	18.00	9.48	10.28	30.63
Net Assets, end of period ($ x 1,000)	12,802	715,214	661,931	470,634	462,450

a Based on average shares outstanding.

b Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class Y Shares	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	11.26	10.53
Investment Operations:
Investment (loss)—net[b]	(.00)[c]	(.00)[c]
Net realized and unrealized gain (loss) on investments	(.19)	.73
Total from Investment Operations	(.19)	.73
Distributions:
Dividends from investment income—net	(.13)	-
Net asset value, end of period	10.94	11.26
Total Return (%)	(1.71)	6.93[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.03	2.42[f]
Ratio of net expenses to average net assets[e]	.03	.21[f]
Ratio of net investment (loss) to average net assets[e]	(.03)	(.21)[f]
Portfolio Turnover Rate	11.12	18.00
Net Assets, end of period ($ x 1,000)	811,498	1

a From October 1, 2015 (commencement of initial offering) to October 31, 2015.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Amounts do not include the expenses of the underlying fund.

f Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Diversified International Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (150 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized) and Class Y (200 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

17

NOTES TO FINANCIAL STATEMENTS (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

18

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	823,266,564	-	-	823,266,564

† See Statement of Investments for additional detailed categorizations.

At October 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	†	Sales ($)	Net Realized Gain (Loss) ($)
Dreyfus Emerging Markets Fund, Cl. Y	20,316,908	2,963,774		2,325,666	(394,993)
Dreyfus International Equity Fund, Cl. Y	238,339,511	46,812,206		23,594,154	(3,127,469)
Dreyfus International Small Cap Fund, Cl. Y	—	52,835,360		4,141,696	142,740
Dreyfus/Newton International Equity Fund, Cl. Y	234,371,803	46,730,629		23,469,814	(2,639,359)
International Stock Fund, Cl. Y	232,465,174	46,962,960		35,398,761	(2,104,111)
Total	725,493,396	196,304,929		88,930,091	(8,123,192)

19

NOTES TO FINANCIAL STATEMENTS (continued)

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 10/31/2016 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Emerging Markets Fund, Cl. Y	3,146,354	23,706,377	2.8	554,874
Dreyfus International Equity Fund, Cl. Y	(8,838,615)	249,591,479	29.9	2,470,144
Dreyfus International Small Cap Fund, Cl. Y	5,348,984	54,185,388	6.5	—
Dreyfus/Newton International Equity Fund, Cl. Y	(13,038,415)	241,954,844	29.0	2,658,122
International Stock Fund, Cl. Y	11,903,214	253,828,476	30.4	3,044,266
Total	(1,478,478)	823,266,564	98.6	8,727,406

† Includes reinvested dividends/distributions.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2016, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $3,850,153 and unrealized

20

appreciation $68,220,805. In addition, the fund deferred for tax purposes late year ordinary losses of $131,155 to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2016. If not applied, $415,833 of the carryover expires in fiscal year 2018 and $943,756 expires in fiscal year 2019. The fund has $68,821 of post-enactment short-term capital losses and $2,421,743 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2016 and October 31, 2015 were as follows: ordinary income $8,501,428 and $13,812,160, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million and prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2016, was approximately $38,000 with a related weighted average annualized interest rate of 1.39%.

21

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other affiliated mutual funds advised by Dreyfus. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value. Dreyfus has contractually agreed, from November 1, 2016 through March 1, 2017, to assume the expenses of the fund, so that the total annual fund and underlying fund operating expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $159,172 during the period ended October 31, 2016.

During the period ended October 31, 2016, the Distributor retained $54 from commissions earned on sales of the fund’s Class A shares and $270 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2016, Class C shares were charged $1,123 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2016, Class A and Class C shares were charged $26,300 and $374, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

22

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2016, the fund was charged $5,664 for transfer agency services and $281 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $116.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2016, the fund was charged $6,073 pursuant to the custody agreement.

During the period ended October 31, 2016, the fund was charged $7,843 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Distribution Plan fees $84, Shareholder Services Plan fees $2,359, custodian fees $4,197, Chief Compliance Officer fees $4,551 and transfer agency fees $1,275, which are offset against an expense reimbursement currently in effect in the amount of $12,310.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2016, amounted to $196,304,929 and $88,930,091, respectively.

At October 31, 2016, the cost of investments for federal income tax purposes was $755,045,759; accordingly, accumulated net unrealized appreciation on investments was $68,220,805, consisting of gross unrealized appreciation.

23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Diversified International Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Diversified International Fund (one of the series comprising Dreyfus Premier Investment Funds, Inc.) as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Diversified International Fund at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2016

24

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended October 31, 2016:

- the total amount of taxes paid to foreign countries was $1,681,537

- the total amount of income sourced from foreign countries was $8,727,625.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2016 calendar year with Form 1099-DIV which will be mailed in early 2017. For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended October 31, 2016 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2016, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $8,501,428 represents the maximum amount that may be considered qualified dividend income.

25

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Peggy C. Davis (73)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

David P. Feldman (76)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 35

———————

Ehud Houminer (76)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

• Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 59

———————

26

Lynn Martin (76)

Board Member (1993)

Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

Other Public Company Board Memberships During Past 5 Years:

• AT&T, Inc., a telecommunications company, Director (1999-2012)

• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Robin A. Melvin (53)

Board Member (2011)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; served as a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Dr. Martin Peretz (77)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Director of TheStreet.com, a financial information service on the web (1996-2010)

• Lecturer at Harvard University (1969-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Daniel Rose, Emeritus Board Member
Philip L. Toia, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

27

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

28

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

29

For More Information

Dreyfus Diversified International Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	Class A: DFPAX Class C: DFPCX Class I: DFPIX Class Y: DDIFX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6209AR1016

Dreyfus Global Infrastructure Fund

ANNUAL REPORT October 31, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E    F U N D

F O R    M O R E    I N F O R M AT I O N

Back Cover

Dreyfus Global Infrastructure Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Global Infrastructure Fund, covering the 12-month period from November 1, 2015 through October 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds generally advanced over the reporting period in the midst of heightened market volatility stemming from various global economic developments. Toward the end of 2015, investor sentiment deteriorated amid sluggish global economic growth, falling commodity prices, and the first increase in short-term U.S. interest rates in nearly a decade. These worries sparked sharp stock market declines in January 2016, but equities began to rally in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies further, and commodity prices began to rebound. Stocks generally continued to climb through the summer, driving several broad measures of U.S. stock market performance to record highs in July and August before moderating as a result of uncertainty regarding U.S. elections and potential rate hikes. In the bond market, yields of high-quality sovereign bonds generally moved lower and their prices increased in response to robust investor demand for current income in a low interest rate environment.

The outcome of the U.S. presidential election and ongoing global economic headwinds suggest that uncertainty will persist in the financial markets over the foreseeable future. Some asset classes and industry groups may benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
November 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2015 through October 31, 2016, as provided by Theodore W. Brooks III,CFA, primary portfolio manager of CenterSquare Investment Management, Sub-Investment Adviser

Fund and Market Performance Overview

For the 12-month period ended October 31, 2016, Dreyfus Global Infrastructure Fund’s Class A shares produced a total return of 2.73%, Class C shares returned 1.96%, Class I shares returned 2.90%, and Class Y shares returned 2.90%.1 In comparison, the fund’s benchmark, the FTSE Developed Core Infrastructure 50/50 Index (Net Return) (the “Index”), produced a total return of 6.88% for the same period. The fund’s secondary benchmark, the Morgan Stanley Capital International World Index, produced a total return of 1.18% for the same period. The fund’s previous benchmark, the FTSE Global Core Infrastructure Index (Total Return), produced a total return of 7.34% for the reporting period.2,3

Global infrastructure stocks delivered solidly positive returns during the reporting period amid changing global economic and political conditions. The fund lagged its benchmark, primarily due to security selection shortfalls.

As of May 17, 2016, Theodore W. Brooks III became the primary portfolio manager for the fund.

As of August 1, 2016, the FTSE Developed Core Infrastructure 50/50 Index (Net Return) became the primary benchmark and the Morgan Stanley Capital International World Index became the secondary benchmark.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located throughout the world that are engaged in infrastructure businesses.

In selecting investments, we combine top-down macroeconomic and sector research with a bottom-up process incorporating qualitative analysis and a proprietary relative valuation process. Our bottom-up research employs an active analysis process that includes regular and direct contact with the companies in the fund’s investable universe. Moreover, our proprietary relative valuation model seeks to identify undervalued securities relative to their peers. Our risk management process seeks to minimize unintended portfolio concentrations and ensure consistency of portfolio management style over time.

Markets Demonstrate Resilience Despite Global Uncertainty

Global economic growth generally remained subdued over the reporting period, and equity markets proved vulnerable to shifting economic expectations, currency fluctuations, central bank actions, and political developments.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Concerns about an economic slowdown in China and plummeting commodity prices sparked steep market declines early in the reporting period. However, downward pressure on some market sectors was partly mitigated by moves among European and Japanese central banks to ease their monetary policies and expectations that higher U.S. interest rates might boost exports. Global stocks rebounded during the spring of 2016 in response to firming commodity prices and increasing confidence that the United States and China would continue to perform better than many economists had previously forecast.

Markets encountered renewed volatility in late June when the United Kingdom voted to leave the European Union in a “Brexit” with uncertain consequences for both parties. However, stocks quickly recovered most of their lost ground as investors looked past the potential downsides, focusing instead on the potential benefits of central bank easing, rising commodity prices, and modest economic growth. Near the end of the reporting period, global equities gave back some of their previous gains due to uncertainty regarding the outcome of U.S. elections.

The industries that comprise the global infrastructure market responded in different ways to these developments. Utilities struggled early but later benefited from strong demand for dividend-paying stocks in the low-interest-rate environment. Transportation companies, such as railroads, saw shipping volumes and profit margins increase as economic fears waned. Midstream energy companies recovered from earlier weakness along with commodity prices. Telecommunications facilities also benefited from robust demand for competitive dividend yields.

Fund Strategies Produced Mixed Results

The fund’s relative performance was constrained by a number of disappointments among individual holdings. Midstream energy company Williams Cos. lost value after a potential takeover was derailed. France-based transportation company Groupe Eurotunnel was hurt by concerns surrounding the Brexit referendum. Japanese utilities such as Kansai Electric Power struggled when legal challenges prevented their nuclear facilities from reopening. U.K.-based satellite communications services provider Inmarsat underperformed when it did not win some contracts. The fund’s relative results also were dampened early in the reporting period by adverse currency fluctuations.

The fund fared better in other areas. NextEra Energy performed especially well as interest in renewable energy intensified, and American Water Works benefited from the settlement of a pending lawsuit and operational efficiencies that helped keep costs down. Brazilian toll road operator CCR rallied from depressed levels when the local currency stabilized and political issues moderated. Korea Electric Power gained value amid easing regulatory concerns. U.S. utility Exelon was bolstered by transformative events including a merger and legislative changes.

A Time of Uncertainty

The U.S. elections have injected a considerable degree of uncertainty into the business environment for global infrastructure companies. It remains to be seen whether

4

upcoming fiscal and monetary policy changes will prove inflationary, which could help more economically sensitive energy and transportation companies while creating challenges for utilities. Therefore, we have maintained the fund’s sector allocations in ranges that are roughly in line with the Index, but with modestly overweighted exposure to midstream energy companies and a slightly underweighted position in utilities.

November 15, 2016

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

Infrastructure investments will have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting these companies. Companies engaged in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including: high amounts of leverage and high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and potential losses resulting from the deregulation of a particular industry or sector; costs associated with compliance with and changes in environmental and other regulations; regulation or intervention by various government authorities, including government regulation of rates charged to customers; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; service interruption and/or legal challenges due to environmental, operational or other accidents; susceptibility to terrorist attacks; surplus capacity; increased competition; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure assets. There is also the risk that corruption may negatively affect publicly funded infrastructure projects, especially in emerging markets, resulting in delays and cost overruns.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Equity REITs may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are highly dependent upon management skill and often are not diversified. REITs also are subject to heavy cash flow dependency and to defaults by borrowers or lessees.

Master Limited Partnerships are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through December 31, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: FactSet — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions. The FTSE Developed Core Infrastructure 50/50 Index (Net Return) is a market capitalization weighted index designed to measure the performance of companies in developed markets that generate at least 65% of their revenues from infrastructure (comprised of 50% utilities, 30% transportation and 20% other sectors) and that is net of dividend withholding taxes. The FTSE Global Core Infrastructure Index (Total Return) is a market capitalization-weighted index designed to measure the performance of companies in developed and emerging markets that generate at least 65% of their revenues from infrastructure and that is net of dividend withholding taxes. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International World Index is a broad global equity benchmark that represents large and mid-cap equity performance across 23 developed markets countries. Investors cannot invest directly in any index.

5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Global Infrastructure Fund Class A shares, Class C shares, Class I shares, and Class Y shares, and the FTSE Developed Core Infrastructure 50/50 Index (Net Return), the Morgan Stanley Capital International World Index, and the FTSE Global Core Infrastructure Index (Total Return)

† Source: FactSet

†† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and Class Y shares of Dreyfus Global Infrastructure Fund on 3/30/15 (inception date) to a $10,000 investment made in the FTSE Developed Core Infrastructure 50/50 Index (Net Return) (the “Index”), the Morgan Stanley Capital International World Index (the “MSCI World Index”), and the FTSE Global Core Infrastructure Index (Total Return) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index is a market capitalization weighted index designed to measure the performance of companies in developed markets that generate at least 65% of their revenues from infrastructure (comprised of 50% utilities, 30% transportation and 20% other sectors) and that is net of dividend withholding taxes. The MSCI World Index is a broad global equity benchmark that represents large and mid-cap equity performance across 23 developed markets countries. The FTSE Global Core Infrastructure Index (Total Return) is a market capitalization weighted index designed to measure the performance of companies in developed and emerging markets that generate at least 65% of their revenues from infrastructure and that is net of dividend withholding taxes. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 10/31/16
	Inception Date	1 Year	From Inception
Class A shares
with maximum sales charge (5.75%)	3/30/15	-3.15%	-6.47%
without sales charge	3/30/15	2.73%	-2.93%
Class C shares
with applicable redemption charge†	3/30/15	0.96%	-3.66%
without redemption	3/30/15	1.96%	-3.66%
Class I shares	3/30/15	2.90%	-2.73%
Class Y shares	3/30/15	2.90%	-2.73%
FTSE Developed Core Infrastructure 50/50 Index (Net Return)	3/31/15	6.88%	3.49%††
Morgan Stanley Capital International World Index	3/31/15	1.18%	0.18%††
FTSE Global Core Infrastructure Index (Total Return)	3/31/15	7.34%	2.52%††

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† For comparative purposes, the value of the Indices as of 3/31/15 is used as the beginning value on 3/30/15.

7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Infrastructure Fund from May 1, 2016 to October 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2016
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.61	$10.40	$5.34	$5.34
Ending value (after expenses)	$1,022.00	$1,018.40	$1,022.60	$1,022.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2016
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.60	$10.38	$5.33	$5.33
Ending value (after expenses)	$1,018.60	$1,014.83	$1,019.86	$1,019.86

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, 1.05% for Class I and 1.05% for Class Y, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

October 31, 2016

Common Stocks - 99.2%	Shares		Value ($)
Australia - 8.3%
APA Group	26,940		163,126
Aurizon Holdings	11,530		42,802
DUET Group	15,240		27,592
Macquarie Atlas Roads Group	21,900		78,632
Sydney Airport	86,384		411,359
Transurban Group	151,124		1,194,434
Vocus Communications	9,950		43,219
			1,961,164
Canada - 9.1%
Canadian National Railway	1,190		74,809
Canadian Pacific Railway	2,130		304,485
Emera	4,310		150,318
Enbridge	20,961		905,138
Fortis	4,260		140,221
Pembina Pipeline	2,439		74,936
TransCanada	11,390		515,620
			2,165,527
France - .2%
Aeroports de Paris	575		58,078
Germany - .2%
Fraport AG Frankfurt Airport Services Worldwide	820		48,672
Hong Kong - 2.4%
Cheung Kong Infrastructure Holdings	8,017		65,692
CLP Holdings	19,401		197,373
Hong Kong & China Gas	33,254		65,174
Hopewell Highway Infrastructure	72,018		38,537
MTR	8,160		45,190
Power Assets Holdings	16,701		157,092
			569,058
Italy - 6.2%
Atlantia	41,440		1,014,904
Infrastrutture Wireless Italiane	19,800	[a]	93,680
Snam	50,394		265,648
Terna Group	18,673		91,464
			1,465,696
Japan - 5.6%
Central Japan Railway	1,050		178,872

9

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Japan - 5.6% (continued)
Chubu Electric Power	13,200		194,406
East Japan Railway	3,300		291,295
Kansai Electric Power	14,800	[b]	141,762
Kyushu Electric Power	6,700	[b]	60,886
Okinawa Electric Power	2,100		48,680
Osaka Gas	17,800		74,123
Toho Gas	5,300		49,174
Tohoku Electric Power	5,500		67,393
Tokyo Electric Power Co. Holdings	15,800	[b]	61,470
Tokyo Gas	34,000		154,389
			1,322,450
Luxembourg - .3%
SES	3,451		79,366
New Zealand - 1.4%
Auckland International Airport	68,360		322,146
Singapore - .7%
Hutchison Port Holdings Trust	370,657		164,942
South Korea - .7%
Korea Electric Power	2,930		126,111
Korea Gas	918		37,185
			163,296
Spain - 7.8%
Abertis Infraestructuras	52,503		779,519
Aena	5,795	[a]	850,849
Cellnex Telecom	4,090	[a]	67,168
Enagas	5,404		155,129
			1,852,665
Switzerland - 1.0%
Flughafen Zuerich	1,296		238,363
United Kingdom - 4.2%
Centrica	24,949		65,412
Inmarsat	6,361		54,618
National Grid	53,937		703,104
Severn Trent	5,758		164,073
			987,207
United States - 51.1%
Alliant Energy	5,700		216,885
American Electric Power	11,786		764,204
American Tower	7,381	[c]	864,979

10

Common Stocks - 99.2% (continued)	Shares		Value ($)
United States - 51.1% (continued)
American Water Works	5,720		423,509
Atmos Energy	3,170		235,816
CMS Energy	8,120		342,258
Communications Sales & Leasing	7,300	[c]	207,539
Crown Castle International	4,640	[c]	422,194
CSX	5,528		168,659
Dominion Resources	5,380		404,576
DTE Energy	6,410		615,424
Duke Energy	2,740		219,255
Edison International	7,080		520,238
FirstEnergy	5,380		184,480
Great Plains Energy	11,500		327,060
Kansas City Southern	2,045		179,469
Kinder Morgan	37,760		771,437
NextEra Energy	9,669		1,237,632
Norfolk Southern	1,706		158,658
PG&E	10,259		637,289
Pinnacle West Capital	2,890		220,016
PPL	4,190		143,885
SCANA	2,400		176,064
SemGroup, Cl. A	3,652		117,777
Sempra Energy	4,143		443,715
Southern	12,263		632,403
Spectra Energy	5,022		209,970
Union Pacific	4,180		368,592
Williams Cos.	14,860		433,912
Xcel Energy	11,510		478,241
			12,126,136
Total Common Stocks (cost $23,078,694)			23,524,766

11

STATEMENT OF INVESTMENTS (continued)

Other Investment - .8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $190,059)	190,059	[d]	190,059
Total Investments (cost $23,268,753)	100.0%		23,714,825
Liabilities, Less Cash and Receivables	.0%		(4,659)
Net Assets	100.0%		23,710,166

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, these securities were valued at $1,011,697 or 4.27% of net assets.

b Non-income producing security.

c Investment in real estate investment trust.

d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Transportation	33.4
Electric	28.6
Energy	26.8
Specialty	6.3
Infrastructure	2.7
Telecommunications Services	1.4
Money Market Investment	.8
100.0

† Based on net assets.

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	23,078,694	23,524,766
Affiliated issuers	190,059	190,059
Cash denominated in foreign currency	20,984	20,917
Dividends receivable		42,886
Receivable for investment securities sold		35,520
Prepaid expenses		9,664
		23,823,812
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		24,893
Payable for investment securities purchased		36,028
Accrued expenses		52,725
		113,646
Net Assets ($)		23,710,166
Composition of Net Assets ($):
Paid-in capital		25,460,703
Accumulated undistributed investment income—net		76,168
Accumulated net realized gain (loss) on investments		(2,272,401)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		445,696
Net Assets ($)		23,710,166

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	4,060,003	926,107	9,332,396	9,391,660
Shares Outstanding	349,183	80,000	801,501	806,602
Net Asset Value Per Share ($)	11.63	11.58	11.64	11.64

See notes to financial statements.

13

STATEMENT OF OPERATIONS

Year Ended October 31, 2016

Investment Income ($):
Income:
Cash dividends (net of $30,489 foreign taxes withheld at source):
Unaffiliated issuers	671,669
Affiliated issuers	837
Interest	14
Total Income	672,520
Expenses:
Management fee—Note 3(a)	208,673
Professional fees	92,970
Registration fees	70,136
Shareholder servicing costs—Note 3(c)	13,355
Custodian fees—Note 3(c)	11,917
Prospectus and shareholders’ reports	9,447
Distribution fees—Note 3(b)	6,758
Directors’ fees and expenses—Note 3(d)	1,913
Loan commitment fees—Note 2	268
Miscellaneous	24,160
Total Expenses	439,597
Less—reduction in expenses due to undertaking—Note 3(a)	(176,615)
Less—reduction in fees due to earnings credits—Note 3(c)	(8)
Net Expenses	262,974
Investment Income—Net	409,546
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,530,144)
Net realized gain (loss) on forward foreign currency exchange contracts	198
Net Realized Gain (Loss)	(1,529,946)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	1,767,721
Net Realized and Unrealized Gain (Loss) on Investments	237,775
Net Increase in Net Assets Resulting from Operations	647,321

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2016	2015	[a]
Operations ($):
Investment income—net	409,546	252,085
Net realized gain (loss) on investments	(1,529,946)	(718,885)
Net unrealized appreciation (depreciation) on investments	1,767,721	(1,322,025)
Net Increase (Decrease) in Net Assets Resulting from Operations	647,321	(1,788,825)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(77,972)	(24,463)
Class C	(12,352)	(3,040)
Class I	(186,796)	(64,289)
Class Y	(185,624)	(64,000)
Total Dividends	(462,744)	(155,792)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	133,161	4,594,022
Class C	-	1,000,000
Class I	-	10,076,840
Class Y	75,000	10,000,000
Dividends reinvested:
Class A	10,101	2,063
Class I	1,436	289
Cost of shares redeemed:
Class A	(351,722)	(15,214)
Class I	(55,700)	(70)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(187,724)	25,657,930
Total Increase (Decrease) in Net Assets	(3,147)	23,713,313
Net Assets ($):
Beginning of Period	23,713,313	-
End of Period	23,710,166	23,713,313
Undistributed investment income—net	76,168	161,858
Capital Share Transactions (Shares):
Class A
Shares sold	11,825	368,476
Shares issued for dividends reinvested	920	168
Shares redeemed	(30,841)	(1,365)
Net Increase (Decrease) in Shares Outstanding	(18,096)	367,279
Class C
Shares sold	-	80,000
Class I
Shares sold	-	806,152
Shares issued for dividends reinvested	130	24
Shares redeemed	(4,799)	(6)
Net Increase (Decrease) in Shares Outstanding	(4,669)	806,170
Class Y
Shares sold	6,602	800,000

[a]From March 30, 2015 (commencement of operations) to October 31, 2015.
See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Class A Shares	Year Ended October 31,
	2016	2015	[a]
Per Share Data ($):
Net asset value, beginning of period	11.54	12.50
Investment Operations:
Investment income—net[b]	.18	.11
Net realized and unrealized gain (loss) on investments	.12	(1.00)
Total from Investment Operations	.30	(.89)
Distributions:
Dividends from investment income—net	(.21)	(.07)
Net asset value, end of period	11.63	11.54
Total Return (%)[c]	2.73	(7.16)	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.08	2.33	[e]
Ratio of net expenses to average net assets	1.30	1.30	[e]
Ratio of net investment income to average net assets	1.60	1.58	[e]
Portfolio Turnover Rate	90.93	29.07	[d]
Net Assets, end of period ($ x 1,000)	4,060	4,240

a From March 30, 2015 (commencement of operations) to October 31, 2015.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

16

Class C Shares	Year Ended October 31,
	2016	2015	[a]
Per Share Data ($):
Net asset value, beginning of period	11.52	12.50
Investment Operations:
Investment income—net[b]	.10	.06
Net realized and unrealized gain (loss) on investments	.11	(1.00)
Total from Investment Operations	.21	(.94)
Distributions:
Dividends from investment income—net	(.15)	(.04)
Net asset value, end of period	11.58	11.52
Total Return (%)[c]	1.96	(7.56)	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.81	3.09	[e]
Ratio of net expenses to average net assets	2.05	2.05	[e]
Ratio of net investment income to average net assets	.85	.82	[e]
Portfolio Turnover Rate	90.93	29.07	[d]
Net Assets, end of period ($ x 1,000)	926	922

a From March 30, 2015 (commencement of operations) to October 31, 2015.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Class I Shares	Year Ended October 31,
	2016	2015	[a]
Per Share Data ($):
Net asset value, beginning of period	11.55	12.50
Investment Operations:
Investment income—net[b]	.21	.13
Net realized and unrealized gain (loss) on investments	.11	(1.00)
Total from Investment Operations	.32	(.87)
Distributions:
Dividends from investment income—net	(.23)	(.08)
Net asset value, end of period	11.64	11.55
Total Return (%)	2.90	(7.00)	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.81	2.08	[d]
Ratio of net expenses to average net assets	1.05	1.05	[d]
Ratio of net investment income to average net assets	1.85	1.82	[d]
Portfolio Turnover Rate	90.93	29.07	[c]
Net Assets, end of period ($ x 1,000)	9,332	9,312

a From March 30, 2015 (commencement of operations) to October 31, 2015.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

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Class Y Shares	Year Ended October 31,
	2016	2015	[a]
Per Share Data ($):
Net asset value, beginning of period	11.55	12.50
Investment Operations:
Investment income—net[b]	.21	.13
Net realized and unrealized gain (loss) on investments	.11	(1.00)
Total from Investment Operations	.32	(.87)
Distributions:
Dividends from investment income—net	(.23)	(.08)
Net asset value, end of period	11.64	11.55
Total Return (%)	2.90	(7.00)	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.81	2.08	[d]
Ratio of net expenses to average net assets	1.05	1.05	[d]
Ratio of net investment income to average net assets	1.85	1.82	[d]
Portfolio Turnover Rate	90.93	29.07	[c]
Net Assets, end of period ($ x 1,000)	9,392	9,240

a From March 30, 2015 (commencement of operations) to October 31, 2015.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

19

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Global Infrastructure Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to maximize total return consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. CenterSquare Investment Management, Inc. (“CenterSquare”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2016, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 320,000 Class A shares, 800,000 Class I and Class Y shares and all of the outstanding Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

20

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

21

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

22

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	12,126,136	-	-	12,126,136
Equity Securities - Foreign Common Stocks†	11,398,630	-	-	11,398,630
Mutual Funds	190,059	-	-	190,059

† See Statement of Investments for additional detailed categorizations.

At October 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

23

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 10/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund†	203,754	7,467,780	7,481,475	190,059.8

† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the fund did not incur any interest or penalties.

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Each tax year in the two-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $76,168, accumulated capital losses $1,978,525 and unrealized appreciation $151,820.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2016. The fund has $1,721,527 of short-term capital losses and $256,998 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal period ended October 31, 2016 and October 31, 2015 were as follows: ordinary income $462,744 and $155,792, respectively.

During the period ended October 31, 2016, as a result of permanent book to tax differences, primarily due to the tax treatment for limited partnerships and foreign currency gains and losses, the fund decreased accumulated undistributed investment income-net by $32,492 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million and prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2016, the fund did not borrow under the Facilities.

25

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2015 through December 31, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $176,615 during the period ended October 31, 2016.

Pursuant to a sub-investment advisory agreement between Dreyfus and CenterSquare, CenterSquare serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2016, Class C shares were charged $6,758 pursuant to the Distribution Plan.

26

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2016, Class A and Class C shares were charged $10,261 and $2,253, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2016, the fund was charged $622 for transfer agency services and $19 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $8.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2016, the fund was charged $11,917 pursuant to the custody agreement.

During the period ended October 31, 2016, the fund was charged $9,804 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $18,032, Distribution Plan fees $586, Shareholder Services Plan fees $1,055, custodian fees $7,997, Chief Compliance Officer fees $5,688 and transfer agency fees $174, which are offset against an expense reimbursement currently in effect in the amount of $8,639.

27

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended October 31, 2016, amounted to $20,920,902 and $21,043,793, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended October 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain

28

on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At October 31, 2016, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2016:

Average Market Value ($)
Forward contracts	76,213

At October 31, 2016, the cost of investments for federal income tax purposes was $23,562,629; accordingly, accumulated net unrealized appreciation on investments was $152,196, consisting of $1,439,797 gross unrealized appreciation and $1,287,601 gross unrealized depreciation.

29

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Global Infrastructure Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Global Infrastructure Fund (one of the series comprising Dreyfus Premier Investment Funds, Inc.) as of October 31, 2016, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period from March 30, 2015 (commencement of operations) to October 31, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Global Infrastructure Fund at October 31, 2016, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from March 30, 2015 to October 31, 2015, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2016

30

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 93.18% of the ordinary dividends paid during the fiscal year ended October 31, 2016 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $462,744 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2017 of the percentage applicable to the preparation of their 2016 income tax returns.

31

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Peggy C. Davis (73)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

David P. Feldman (76)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 35

———————

Ehud Houminer (76)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

• Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 59

———————

32

Lynn Martin (76)

Board Member (1994)

Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

Other Public Company Board Memberships During Past 5 Years:

• AT&T, Inc., a telecommunications company, Director (1999-2012)

• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Robin A. Melvin (53)

Board Member (2011)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; served as a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Dr. Martin Peretz (77)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Director of TheStreet.com, a financial information service on the web (1996-2010)

• Lecturer at Harvard University (1969-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Daniel Rose, Emeritus Board Member
Philip L. Toia, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

33

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

34

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

35

NOTES

36

NOTES

37

For More Information

Dreyfus Global Infrastructure Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

CenterSquare Investment
Management Inc.

630 West Germantown Pike
Suite 300
Plymouth Meeting, PA 19462

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DGANX Class C: DGCNX Class I: DIGNX Class Y: DYGNX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 4003AR1016

Dreyfus Global Real Estate Securities Fund

ANNUAL REPORT October 31, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E    F U N D

F O R    M O R E    I N F O R M AT I O N

Back Cover

Dreyfus Global Real Estate Securities Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Global Real Estate Securities Fund, covering the 12-month period from November 1, 2015 through October 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds generally advanced over the reporting period in the midst of heightened market volatility stemming from various global economic developments. Toward the end of 2015, investor sentiment deteriorated amid sluggish global economic growth, falling commodity prices, and the first increase in short-term U.S. interest rates in nearly a decade. These worries sparked sharp stock market declines in January 2016, but equities began to rally in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies further, and commodity prices began to rebound. Stocks generally continued to climb through the summer, driving several broad measures of U.S. stock market performance to record highs in July and August before moderating as a result of uncertainty regarding U.S. elections and potential rate hikes. In the bond market, yields of high-quality sovereign bonds generally moved lower and their prices increased in response to robust investor demand for current income in a low interest rate environment.

The outcome of the U.S. presidential election and ongoing global economic headwinds suggest that uncertainty will persist in the financial markets over the foreseeable future. Some asset classes and industry groups may benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
November 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015 through October 31, 2016, as provided by E. Todd Briddell and Dean Frankel, Portfolio Managers, CenterSquare Investment Management, Inc., Sub-Investment Adviser

Fund and Market Performance Overview

For the 12-month period ended October 31, 2016, Dreyfus Global Real Estate Securities Fund’s Class A shares produced a total return of 2.10%, Class C shares returned 1.33%, Class I shares returned 2.41%, and Class Y shares returned 2.42%.1 In comparison, the FTSE EPRA/NAREIT Developed Index (the “Index”), the fund’s benchmark, achieved a total return of 3.38% for the same period.2

Real estate investment trusts (“REITs”) delivered mildly positive returns during the reporting period amid changing global economic and political conditions. The fund lagged its benchmark, in part due to security selection shortfalls in Japan, Europe, and Canada.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income by investing at least 80% of its assets in companies principally engaged in the real estate sector. Under normal market conditions, the fund expects to invest at least 40% of its assets in companies located outside the United States and to invest in at least 10 different countries. The fund also may invest in companies located in emerging markets and in companies of any market capitalization. Our proprietary approach quantifies investment opportunity both from a real estate and stock perspective.

Markets Demonstrate Resilience Despite Global Uncertainty

Global economic growth generally remained subdued over the reporting period, and international equity markets proved vulnerable to shifting economic expectations, currency fluctuations, central bank actions, and political developments. Concerns about an economic slowdown in China and plummeting commodity prices sparked steep market declines early in the reporting period. Downward pressure on some market sectors was partly mitigated by moves among European and Japanese central banks to ease their monetary policies and expectations that higher U.S. interest rates might boost exports. However, negative short-term interest rates in Europe and Japan took a toll on the profit margins of many financial institutions.

Global stocks rebounded during the spring of 2016 in response to firming commodity prices and increasing confidence that the United States and China would continue to perform better than many economists had previously forecast. Markets encountered renewed volatility in late June when the United Kingdom voted to leave the European Union in a “Brexit” with uncertain consequences for both parties. However, stocks quickly recovered most of their lost ground as investors looked past the potential downsides, focusing instead on the potential benefits of central bank easing, rising commodity prices, and modest economic growth. Near the end of the reporting period, global equities gave back some of their previous gains due to uncertainty regarding the outcome of U.S. elections.

The real estate sector further benefited from robust investor demand for dividend-paying stocks in an environment of historically low yields on high-quality sovereign bonds. However, companies in the real estate sector proved relatively sensitive to changes in local investor sentiment. For example, a more optimistic outlook for regulatory reforms and economic growth in China boosted local REITs, but concerns surrounding the Brexit referendum weighed on real estate companies in the United Kingdom. On average, however, the real estate sector fared better than broader global stock market averages over the reporting period.

Fund Strategies Produced Mixed Results

Although the fund participated in the Index’s modest gains for the reporting period, its relative performance was constrained to a degree by our neutral currency strategy. Most notably, the fund was

3

DISCUSSION OF FUND PERFORMANCE (continued)

hurt by the strength of the Japanese yen compared to the U.S. dollar. Generally underweighted exposure to Japanese REITs, which we regarded as richly valued, also weighed on relative results. Disappointing security selections in Canada and Europe generally proved counterproductive, including Canada’s Dream Office Real Estate Investment Trust.

On a more positive note, the fund’s underweighted position in U.K. office properties helped cushion the adverse impact of local market declines triggered by the Brexit referendum. The fund also held a number of strong individual performers in Singapore, the United Kingdom, Australia, and the United States.

A Constructive Investment Posture

Developed international markets have continued to face a number of economic headwinds, which suggests to us that central banks’ monetary policies are likely to remain accommodative and interest rates will stay low in most markets. Slow-but-positive economic growth should continue to support property values and rents, and a low interest rate environment should continue to fuel robust demand for the competitive dividend yields offered by many REITs.

Therefore, we have maintained a focus on the underlying fundamentals of individual markets. Our analyses have led to relatively cautious investment postures in China and the United Kingdom, but we have identified more attractive opportunities among U.S. shopping center and data center developers, German residential housing developers, and various European real estate companies with high dividends, strong growth prospects, and inexpensive valuations.

November 15, 2016

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries.

Because the fund’s investments are concentrated in the securities of companies principally engaged in the real estate sector, the value of the fund’s shares will be affected by factors particular to the real estate sector and may fluctuate more widely than that of a fund which invests in a broader range of industries. The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate. These include declines in real estate values and defaults by mortgagors or other borrowers.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Equity REITs may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are highly dependent upon management skill and often are not diversified. REITs also are subject to heavy cash flow dependency and to defaults by borrowers or lessees.

1 Total returns include reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through March 1, 2017, at which time it may be extended, terminated, or modified. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The FTSE European Public Real Estate Association (EPRA) National Association of Real Estate Investment Trusts (NAREIT) Developed Global Real Estate Securities Index is an unmanaged index designed to track the performance of listed real estate companies and REITs worldwide. Investors cannot invest directly in any index.

4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Global Real Estate Securities Fund Class A shares, Class C shares, Class I shares and Class Y shares and the FTSE EPRA/NAREIT Developed Index

† Source: Lipper Inc.

†† The total return figures presented for Class C shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/13/08 (the inception date for Class C shares), not reflecting the applicable sales charges for Class A shares.

The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 7/1/13 (the inception date for Class Y shares), not reflecting the applicable sales charges for Class A shares.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and Class Y shares of Dreyfus Global Real Estate Securities Fund on 12/29/06 (inception date) to a $10,000 investment made in the FTSE EPRA/NAREIT Developed Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index is an unmanaged market capitalization weighted index that is designed to measure the performance of exchange-listed real estate companies and REITs worldwide. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (continued)

Average Annual Total Returns as of 10/31/16
	Inception	1 Year	5 Years		From
	Date				Inception
Class A shares
with maximum sales charge (5.75%)	12/29/06	-3.79%	7.04%		1.32%
without sales charge	12/29/06	2.10%	8.32%		1.94%
Class C shares
with applicable redemption charge †	9/13/08	0.36%	7.50%		1.36%	††
without redemption	9/13/08	1.33%	7.50%		1.36%	††
Class I shares	12/29/06	2.41%	8.66%		2.30%
Class Y shares	7/1/13	2.42%	8.28%	††	1.92%	††
FTSE EPRA/NAREIT
Developed Index	12/31/06	3.38%	9.22%		2.24%	†††

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† The total return performance figures presented for Class C shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 9/13/08 (the inception date for Class C shares), not reflecting the applicable sales charges for Class A shares.

The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 7/1/13 (the inception date for Class Y shares), not reflecting the applicable sales charges for Class A shares.

††† For comparative purposes, the value of the Index as of 12/31/06 is used as the beginning value on 12/29/06.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Estate Securities Fund from May 1, 2016 to October 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.51	$10.25	$5.16	$5.01
Ending value (after expenses)	$992.30	$988.80	$994.40	$993.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.60	$10.38	$5.23	$5.08
Ending value (after expenses)	$1,018.60	$1,014.83	$1,019.96	$1,020.11

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, 1.03% for Class I and 1.00% for Class Y, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS

October 31, 2016

Common Stocks - 99.3%	Shares		Value ($)
Australia - 6.0%
Dexus Property Group	746,510		5,076,754
Goodman Group	886,120		4,576,941
GPT Group	1,664,290		5,899,672
Investa Office Fund	622,720		2,008,499
Mirvac Group	1,621,290		2,577,626
Scentre Group	4,359,730		13,962,226
Stockland	1,906,510		6,410,241
Westfield	919,040		6,222,106
			46,734,065
Austria - .3%
BUWOG	92,390	[a]	2,232,796
Canada - 2.4%
Allied Properties Real Estate Investment Trust	65,846		1,770,228
Dream Office Real Estate Investment Trust	428,480		5,338,031
RioCan Real Estate Investment Trust	233,290		4,536,049
Smart Real Estate Investment Trust	270,330		6,741,623
			18,385,931
Finland - .2%
Citycon	759,920		1,781,864
France - 3.4%
Fonciere Des Regions	42,540		3,718,602
Klepierre	210,320		8,603,738
Unibail-Rodamco	57,820		13,773,467
			26,095,807
Germany - 3.7%
alstria office REIT	396,830	[a]	5,120,738
Deutsche Wohnen-BR	349,320		11,396,663
LEG Immobilien	33,860	[a]	2,856,142
Vonovia	266,330		9,380,535
			28,754,078
Hong Kong - 7.7%
Cheung Kong Property Holdings	1,601,000		11,859,565
Hang Lung Properties	1,354,000		2,988,889
Henderson Land Development	425,700		2,522,183
Hongkong Land Holdings	937,500		6,281,250
Link REIT	1,433,500		10,221,396
New World Development	2,347,000		2,926,355

8

Common Stocks - 99.3% (continued)	Shares		Value ($)
Hong Kong - 7.7% (continued)
Sun Hung Kai Properties	1,000,000		14,931,243
Swire Properties	912,000		2,622,329
Wharf Holdings	698,000		5,247,004
			59,600,214
Japan - 11.0%
Activia Properties	620		3,015,162
Advance Residence Investment	841		2,352,907
GLP J-Reit	985		1,235,124
Hulic	191,000		1,823,124
Invincible Investment	2,888		1,404,482
Japan Hotel REIT Investment	3,310		2,237,809
Japan Rental Housing Investments	4,147		3,207,034
Japan Retail Fund Investment	2,571		5,832,372
Kenedix Office Investment	654		3,679,413
Kenedix Residential Investment	843		2,392,265
Kenedix Retail REIT	1,674		4,038,543
LaSalle Logiport REIT	1,621		1,720,390
Mitsubishi Estate	482,000		9,566,921
Mitsui Fudosan	864,000		19,694,784
Mori Hills REIT Investment	2,081		2,932,886
Nippon Building Fund	1,383		8,215,972
Nippon Prologis REIT	988		2,235,648
Orix JREIT	2,559		4,384,975
Sumitomo Realty & Development	215,000		5,664,585
			85,634,396
Netherlands - .4%
Wereldhave	76,920		3,444,702
Norway - .5%
Entra	386,824	[b]	4,143,364
Singapore - 1.7%
Ascendas Real Estate Investment Trust	2,168,700		3,694,389
CapitaLand	1,280,800		2,844,688
Frasers Logistics & Industrial Trust	2,803,100		1,944,289
Global Logistic Properties	736,700		939,905
Keppel REIT	2,549,800		1,997,687
Mapletree Commercial Trust	1,475,155		1,622,273
			13,043,231
Spain - .6%
Inmobiliaria Colonial	667,350		4,712,731

9

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 99.3% (continued)	Shares	Value ($)
Sweden - 1.1%
Hufvudstaden	236,740	3,664,272
Wihlborgs Fastigheter	242,720	4,702,756
		8,367,028
Switzerland - .9%
PSP Swiss Property	74,210	6,636,941
United Kingdom - 4.6%
Assura	4,755,933	3,422,917
British Land	786,030	5,633,124
Hammerson	468,372	3,158,827
Land Securities Group	821,327	10,043,032
Safestore Holdings	440,946	1,933,817
Shaftesbury	442,650	4,968,360
Tritax Big Box REIT	2,389,821	3,972,358
UNITE Group	378,930	2,567,201
		35,699,636
United States - 54.8%
American Homes 4 Rent, Cl. A	255,730	5,398,460
AvalonBay Communities	98,560	16,871,501
Boston Properties	79,380	9,563,702
Camden Property Trust	127,710	10,400,702
Care Capital Properties	76,890	2,042,967
Colony Starwood Homes	120,030	3,482,070
Columbia Property Trust	193,660	4,082,353
CubeSmart	336,460	8,771,512
CyrusOne	277,600	12,383,736
DDR	418,630	6,400,853
Digital Realty Trust	94,190	8,800,172
Douglas Emmett	213,230	7,782,895
Duke Realty	589,400	15,412,810
Education Realty Trust	55,130	2,347,987
Equity One	409,020	11,657,070
Equity Residential	178,210	11,004,467
Essex Property Trust	37,720	8,075,475
Forest City Realty Trust, Cl. A	251,370	5,427,078
General Growth Properties	345,070	8,609,496
HCP	270,740	9,272,845
Healthcare Trust of America, Cl. A	221,760	6,785,856
Highwoods Properties	214,220	10,631,739
Hospitality Properties Trust	171,250	4,685,400

10

Common Stocks - 99.3% (continued)	Shares	Value ($)
United States - 54.8% (continued)
Host Hotels & Resorts	811,560	12,562,949
Hudson Pacific Properties	157,820	5,305,908
Kimco Realty	353,970	9,419,142
Liberty Property Trust	155,780	6,298,185
Life Storage	41,810	3,371,977
Macerich	143,410	10,150,560
National Retail Properties	123,520	5,634,982
Parkway	149,064	2,686,133
Prologis	235,710	12,294,634
PS Business Parks	51,660	5,671,751
Public Storage	62,140	13,280,561
Regency Centers	123,510	8,901,366
Simon Property Group	172,500	32,078,100
SL Green Realty	34,990	3,436,718
Spirit Realty Capital	124,170	1,478,865
STAG Industrial	272,355	6,283,230
STORE Capital	433,160	11,820,936
Sunstone Hotel Investors	410,410	5,154,750
UDR	329,160	11,510,725
Ventas	166,330	11,268,857
VEREIT	752,160	7,070,304
Vornado Realty Trust	138,090	12,811,990
Washington Real Estate Investment Trust	191,280	5,627,458
Weingarten Realty Investors	237,720	8,607,841
Welltower	338,921	23,226,256
		425,845,324
Total Common Stocks (cost $700,921,715)		771,112,108

11

STATEMENT OF INVESTMENTS (continued)

Other Investment - .7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,563,413)	5,563,413	[c]	5,563,413
Total Investments (cost $706,485,128)	100.0%		776,675,521
Liabilities, Less Cash and Receivables	(.0%)		(27,796)
Net Assets	100.0%		776,647,725

BR—Bearer Certificate

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, this security was valued at $4,143,364 or .53% of net assets.

c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Diversified	20.5
Multifamily	9.5
Retail	8.2
Industrial	7.8
Shopping Centers	7.8
Health Care	7.2
Regional Malls	6.5
Office	5.7
Office Infill	3.6
Self Storage	3.5
Hotel	3.2
Real Estate Services	3.1
Specialty	3.0
Office Suburban	2.9
Residential	2.7
Freestanding	2.4
Alternate Housing	1.0
Diversified	.7
Money Market Investment	.7
100.0

† Based on net assets.

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	700,921,715	771,112,108
Affiliated issuers	5,563,413	5,563,413
Cash		208,666
Cash denominated in foreign currency	422,646	420,937
Receivable for investment securities sold		3,456,535
Dividends receivable		1,538,638
Receivable for shares of Common Stock subscribed		192,086
Prepaid expenses		22,768
		782,515,151
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		759,855
Payable for investment securities purchased		4,583,851
Payable for shares of Common Stock redeemed		405,372
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		95
Accrued expenses		118,253
		5,867,426
Net Assets ($)		776,647,725
Composition of Net Assets ($):
Paid-in capital		698,161,685
Accumulated undistributed investment income—net		5,980,235
Accumulated net realized gain (loss) on investments		2,368,355
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		70,137,450
Net Assets ($)		776,647,725

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	8,086,140	1,015,911	157,168,227	610,377,447
Shares Outstanding	892,153	114,742	17,544,004	68,098,150
Net Asset Value Per Share ($)	9.06	8.85	8.96	8.96

See notes to financial statements.

13

STATEMENT OF OPERATIONS

Year Ended October 31, 2016

Investment Income ($):
Income:
Cash dividends (net of $1,097,699 foreign taxes withheld at source):
Unaffiliated issuers	24,596,743
Affiliated issuers	15,615
Total Income	24,612,358
Expenses:
Management fee—Note 3(a)	7,298,821
Custodian fees—Note 3(c)	181,881
Shareholder servicing costs—Note 3(c)	108,532
Professional fees	92,969
Registration fees	62,463
Directors’ fees and expenses—Note 3(d)	62,345
Prospectus and shareholders’ reports	12,647
Loan commitment fees—Note 2	12,367
Distribution fees—Note 3(b)	7,784
Interest expense—Note 2	250
Miscellaneous	46,437
Total Expenses	7,886,496
Less—reduction in expenses due to undertaking—Note 3(a)	(43,436)
Less—reduction in fees due to earnings credits—Note 3(c)	(148)
Net Expenses	7,842,912
Investment Income—Net	16,769,446
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	22,517,576
Net realized gain (loss) on forward foreign currency exchange contracts	(87,142)
Net Realized Gain (Loss)	22,430,434
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(22,041,720)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(95)
Net Unrealized Appreciation (Depreciation)	(22,041,815)
Net Realized and Unrealized Gain (Loss) on Investments	388,619
Net Increase in Net Assets Resulting from Operations	17,158,065

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2016	2015
Operations ($):
Investment income—net	16,769,446	12,342,149
Net realized gain (loss) on investments	22,430,434	27,311,060
Net unrealized appreciation (depreciation) on investments	(22,041,815)	(20,058,599)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,158,065	19,594,610
Dividends to Shareholders from ($):
Investment income—net:
Class A	(168,780)	(299,892)
Class C	(12,796)	(14,832)
Class I	(3,493,080)	(3,902,848)
Class Y	(13,430,322)	(14,885,724)
Net realized gain on investments:
Class A	(250,341)	(58,140)
Class C	(29,056)	(4,516)
Class I	(4,330,069)	(682,583)
Class Y	(16,536,567)	(2,592,387)
Total Dividends	(38,251,011)	(22,440,922)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,951,366	5,048,983
Class C	100,560	233,684
Class I	42,880,851	30,674,486
Class Y	88,657,982	87,969,764
Dividends reinvested:
Class A	396,895	352,436
Class C	30,741	14,047
Class I	7,496,538	4,378,107
Class Y	12,947,399	5,656,954
Cost of shares redeemed:
Class A	(6,098,124)	(6,160,110)
Class C	(120,720)	(239,909)
Class I	(40,508,172)	(34,027,998)
Class Y	(71,920,955)	(81,132,826)
Increase (Decrease) in Net Assets from Capital Stock Transactions	35,814,361	12,767,618
Total Increase (Decrease) in Net Assets	14,721,415	9,921,306
Net Assets ($):
Beginning of Period	761,926,310	752,005,004
End of Period	776,647,725	761,926,310
Undistributed (distributions in excess of) investment income—net	5,980,235	(4,214,386)

15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended October 31,
	2016	2015
Capital Share Transactions (Shares):
Class A
Shares sold	209,346	543,714
Shares issued for dividends reinvested	45,412	38,101
Shares redeemed	(669,568)	(662,428)
Net Increase (Decrease) in Shares Outstanding	(414,810)	(80,613)
Class C
Shares sold	11,048	24,804
Shares issued for dividends reinvested	3,579	1,542
Shares redeemed	(13,261)	(26,309)
Net Increase (Decrease) in Shares Outstanding	1,366	37
Class Ia
Shares sold	4,766,592	3,315,532
Shares issued for dividends reinvested	869,668	479,005
Shares redeemed	(4,531,707)	(3,739,242)
Net Increase (Decrease) in Shares Outstanding	1,104,553	55,295
Class Ya
Shares sold	9,806,843	9,534,436
Shares issued for dividends reinvested	1,502,018	618,923
Shares redeemed	(7,966,147)	(8,815,100)
Net Increase (Decrease) in Shares Outstanding	3,342,714	1,338,259

[a]During the period ended October 31, 2016, 356,930 Class Y shares representing $3,268,326 were exchanged for 357,267 Class I shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

				Ten Months Ended
	Year Ended October 31,			October 31,	Year Ended December 31,
Class A Shares	2016	2015	2014	2013[a]	2012	2011
Per Share Data ($):
Net asset value, beginning of period	9.31	9.34	8.71	8.23	6.84	7.41
Investment Operations:
Investment income—net[b]	.17	.13	.12	.09	.09	.10
Net realized and unrealized gain(loss) on investments	.01	.09	.73	.41	1.72	(.52)
Total from Investment Operations	.18	.22	.85	.50	1.81	(.42)
Distributions:
Dividends from investment income—net	(.17)	(.21)	(.22)	(.02)	(.42)	(.15)
Dividends from net realized gain on investments	(.26)	(.04)	-	-	-	-
Total Distributions	(.43)	(.25)	(.22)	(.02)	(.42)	(.15)
Net asset value, end of period	9.06	9.31	9.34	8.71	8.23	6.84
Total Return (%)[c]	2.10	2.41	10.15	6.07[d]	26.50	(5.74)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.78	1.64	1.45	1.51[e]	1.55	1.57
Ratio of net expenses to average net assets	1.30	1.30	1.30	1.34[e]	1.43	1.55
Ratio of net investment income to average net assets	1.90	1.37	1.37	1.23[e]	1.13	1.36
Portfolio Turnover Rate	60.90	55.84	50.46	44.80[d]	46.17	80.41
Net Assets, end of period ($ x 1,000)	8,086	12,169	12,957	9,812	9,478	2,066

a The fund has changed its fiscal year end from December 31 to October 31.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

				Ten Months Ended
	Year Ended October 31,			October 31,	Year Ended December 31,
Class C Shares	2016	2015	2014	2013[a]	2012	2011
Per Share Data ($):
Net asset value, beginning of period	9.11	9.13	8.55	8.11	6.76	7.32
Investment Operations:
Investment income—net[b]	.10	.06	.07	.04	.06	.05
Net realized and unrealized gain (loss) on investments	.01	.10	.70	.40	1.66	(.51)
Total from Investment Operations	.11	.16	.77	.44	1.72	(.46)
Distributions:
Dividends from investment income—net	(.11)	(.14)	(.19)	-	(.37)	(.10)
Dividends from net realized gain on investments	(.26)	(.04)	-	-	-	-
Total Distributions	(.37)	(.18)	(.19)	-	(.37)	(.10)
Net asset value, end of period	8.85	9.11	9.13	8.55	8.11	6.76
Total Return (%)[c]	1.33	1.71	9.37	5.30[d]	25.61	(6.36)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.24	2.25	2.24	2.21[e]	2.29	2.50
Ratio of net expenses to average net assets	2.05	2.05	2.05	2.09[e]	2.19	2.29
Ratio of net investment income to average net assets	1.15	.61	.79	.57[e]	.72	.63
Portfolio Turnover Rate	60.90	55.84	50.46	44.80[d]	46.17	80.41
Net Assets, end of period ($ x 1,000)	1,016	1,033	1,035	1,304	1,134	395

a The fund has changed its fiscal year end from December 31 to October 31.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

18

				Ten Months Ended
	Year Ended October 31,			October 31,	Year Ended December 31,
Class I Shares	2016	2015	2014	2013[a]	2012	2011
Per Share Data ($):
Net asset value, beginning of period	9.22	9.25	8.62	8.13	6.75	7.33
Investment Operations:
Investment income—net[b]	.20	.15	.22	.10	.15	.13
Net realized and unrealized gain (loss) on investments	.01	.10	.65	.42	1.66	(.52)
Total from Investment Operations	.21	.25	.87	.52	1.81	(.39)
Distributions:
Dividends from investment income—net	(.21)	(.24)	(.24)	(.03)	(.43)	(.19)
Dividends from net realized gain on investments	(.26)	(.04)	-	-	-	-
Total Distributions	(.47)	(.28)	(.24)	(.03)	(.43)	(.19)
Net asset value, end of period	8.96	9.22	9.25	8.62	8.13	6.75
Total Return (%)	2.41	2.69	10.46	6.41[c]	26.92	(5.41)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03	1.03	1.02	1.04[d]	1.07	1.11
Ratio of net expenses to average net assets	1.03	1.03	1.02	1.04[d]	1.07	1.11
Ratio of net investment income to average net assets	2.18	1.63	2.59	1.43[d]	1.90	1.81
Portfolio Turnover Rate	60.90	55.84	50.46	44.80[c]	46.17	80.41
Net Assets, end of period ($ x 1,000)	157,168	151,538	151,475	662,525	461,583	234,424

a The fund has changed its fiscal year end from December 31 to October 31.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class Y Shares	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	9.22	9.25	8.62	8.16
Investment Operations:
Investment income (loss)—net[b]	.20	.15	(.06)	.01
Net realized and unrealized gain (loss) on investments	.01	.10	.93	.45
Total from Investment Operations	.21	.25	.87	.46
Distributions:
Dividends from investment income—net	(.21)	(.24)	(.24)	-
Dividends from net realized gain on investments	(.26)	(.04)	-	-
Total Distributions	(.47)	(.28)	(.24)	-
Net asset value, end of period	8.96	9.22	9.25	8.62
Total Return (%)	2.42	2.70	10.45	5.64[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01	1.01	1.02	1.06[d]
Ratio of net expenses to average net assets	1.01	1.01	1.02	1.05[d]
Ratio of net investment income (loss) to average net assets	2.19	1.63	(.70)	.23[d]
Portfolio Turnover Rate	60.90	55.84	50.46	44.80[c]
Net Assets, end of period ($ x 1,000)	610,377	597,186	586,538	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Estate Securities Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to maximize total return consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. CenterSquare Investment Management, Inc. (“CenterSquare”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 650 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (400 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

21

NOTES TO FINANCIAL STATEMENTS (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are

22

primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

23

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	425,845,324	-	-	425,845,324
Equity Securities - Foreign Common Stocks†	345,266,784	-	-	345,266,784
Mutual Funds	5,563,413	-	-	5,563,413
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(95)	-	(95)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

At October 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

24

from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 10/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund†	4,647,117	127,408,676	126,492,380	5,563,413.7

† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

25

NOTES TO FINANCIAL STATEMENTS (continued)

As of and during the period ended October 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $30,421,212, undistributed capital gains $5,115,568 and unrealized appreciation $42,949,260.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2016 and October 31, 2015 were as follows: ordinary income $17,945,545 and $19,103,296, and long term capital gains $20,305,466 and $3,337,626, respectively.

During the period ended October 31, 2016, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses and passive foreign investment companies, the fund increased accumulated undistributed investment income-net by $10,530,153, decreased accumulated net realized gain (loss) on investments by $10,524,758 and decreased paid-in-capital by $5,395. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million and prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2016 was approximately $18,600 with a related weighted average annualized interest rate of 1.34%.

26

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at an annual rate of .95% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2015 through March 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of Class A, Class C, Class I and Class Y shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05% and 1.03% of the value of the respective class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $43,436 during the period ended October 31, 2016.

Pursuant to a sub-investment advisory agreement between Dreyfus and CenterSquare, Dreyfus pays CenterSquare a monthly fee at an annual rate of .46% of the value of the fund’s average daily net assets.

During the period ended October 31, 2016, the Distributor retained $1,060 from commissions earned on sales of the fund’s Class A shares and $9 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2016, Class C shares were charged $7,784 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2016, Class A and Class C shares were charged $21,566 and $2,595, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees.

27

NOTES TO FINANCIAL STATEMENTS (continued)

For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2016, the fund was charged $7,257 for transfer agency services and $363 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $148.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2016, the fund was charged $181,881 pursuant to the custody agreement.

During the period ended October 31, 2016, the fund was charged $9,804 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $633,659, Distribution Plan fees $655, Shareholder Services Plan fees $1,973, custodian fees $119,428, Chief Compliance Officer fees $5,688 and transfer agency fees $2,017, which are offset against an expense reimbursement currently in effect in the amount of $3,565.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended October 31, 2016, amounted to $484,060,854 and $465,030,696, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master

28

Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended October 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at October 31, 2016:

29

NOTES TO FINANCIAL STATEMENTS (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Proceeds ($)	Value ($)	Unrealized (Depreciation)($)
Sales:
Citigroup
Singapore Dollar,
Expiring
11/2/2016	400,000	287,416	287,511	(95)
Gross Unrealized Depreciation				(95)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At October 31, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(95)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	-	(95)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(95)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of October 31, 2016:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Citigroup	(95)		-	-	(95)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

30

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2016:

Average Market Value ($)
Forward contracts	1,326,493

At October 31, 2016, the cost of investments for federal income tax purposes was $733,673,318; accordingly, accumulated net unrealized appreciation on investments was $43,002,203, consisting of $90,653,823 gross unrealized appreciation and $47,651,620 gross unrealized depreciation.

31

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Global Real Estate Securities Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Global Real Estate Securities Fund (one of the series comprising Dreyfus Premier Investment Funds, Inc.) as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Global Real Estate Securities Fund at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2016

32

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 73.77% of the ordinary dividends paid during the fiscal year ended October 31, 2016 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $3,640,356 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2017 of the percentage applicable to the preparation of their 2016 income tax returns. The fund also hereby reports $.0102 per share as a short-term capital gain distribution and $.2464 per share as a long-term capital gain distribution paid on December 28, 2015.

33

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Peggy C. Davis (73)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

David P. Feldman (76)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 35

———————

Ehud Houminer (76)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

• Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 59

———————

34

Lynn Martin (76)

Board Member (1994)

Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

Other Public Company Board Memberships During Past 5 Years:

• AT&T, Inc., a telecommunications company, Director (1999-2012)

• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Robin A. Melvin (53)

Board Member (2011)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; served as a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Dr. Martin Peretz (77)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Director of TheStreet.com, a financial information service on the web (1996-2010)

• Lecturer at Harvard University (1969-2012)

No. of Portfolios for which Board Member Serves: 35

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Daniel Rose, Emeritus Board Member
Philip L. Toia, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

35

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

36

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

37

For More Information

Dreyfus Global Real Estate Securities Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

CenterSquare Investment Management
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	Class A: DRLAX Class C: DGBCX Class I: DRLIX Class Y: DRLYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6593AR1016

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $122,057 in 2015 and $125,106 in 2016.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $19,625 in 2015 and $19,290 in 2016. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $10,338 in 2015 and $13,884 in 2016. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $84 in 2015 and $108 in 2016. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0  in 2015 and $0 in 2016.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $19,591,507 in 2015 and $20,423,084 in 2016.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 21, 2016

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)